Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000011302 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.79%	1.79%	2.40%
C000038561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.77%)	0.69%	1.71%
C000011299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	1.79%	1.74%	2.31%
C000199773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.93%	1.86%	2.44%
C000038562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.20%)	0.78%	1.54%
Without Sales Load [Member] | C000038561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.55%	1.57%	2.15%
Without Sales Load [Member] | C000038562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.78%	0.78%	1.54%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	2.13%
California Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Customized Reference Benchmark
Average Annual Return, Percent	1.95%	0.41%